FORM D

05045285

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

Name of Offering ([ ] check if this is an amendment and name has changed, and indicate change.)
Semafore Pharmaceuticals, Inc. (consisting of Convertible Promissory Notes and Warrants to Purchase Common Shares)

Filing Under (Check box(es) that apply): [ ] Rule 504 [ ] Rule 505 [x] Rule 506 [x] Section 4(6) [ ] ULOE

Type of Filing: []New Filing [X] Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer ([ ] check if this is an amendment and name has changed, and indicate change.)

Semafore Pharmaceuticals, Inc.

Address of Executive Offices (Number and Street, City, State, Zip Code) Telephone Number (Including Area Code)

8496 Georgetown Road, Indianapolis, IN 46268 317-876-3075

Address of Principal Business Operations (if different from Executive Offices) (Number and Street, City, State, Zip Code) Telephone Number (Including Area Code)

Brief Description of Business:

Early stage drug development company

Type of Business Organization
[X] corporation [ ] limited partnership, already formed [ ] other (please specify):
[ ] business trust [ ] limited partnership, to be formed

	Month	Year		
Actual or Estimated Date of Incorporation or Organization:	02	00	[X] Actual	[ ] Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: IN
(CN for Canada; FN for other foreign jurisdiction)

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - X Each promoter of the issuer, if the issuer has been organized within the past five years;
   - X Each beneficial owner*having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
   - X Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - X Each general and managing partner of partnership issuers.

   ***Information provided below is addition to information previously provided.**

Check Box(es) that Apply: [ ]Promoter [ ] Beneficial Owner [ ] Executive Officer [x]Director/Manager [ ] General and/or Managing Partner

Full Name (Last name first, if individual)

Crowley, John S.

Business or Residence Address (Number and Street, City, State, Zip Code)

15 Leonard, Fort Princeton, NJ 08540

Check Box(es) that Apply: [ ]Promoter [X] Beneficial Owner [X] Executive Officer [X]Director/ Manager [ ] General and/or Managing Partner

Full Name (Last name first, if individual)

Garlich, Joseph R., Phd.

Business or Residence Address (Number and Street, City, State, Zip Code)

8496 Georgetown Road, Indianapolis, IN 46268

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [x] Executive Officer [x] Director/ Manager [ ] General and/or Managing Partner

Full Name (Last name first, if individual)

Sima, John S.

Business or Residence Address (Number and Street, City, State, Zip Code)

8496 Georgetown Road, Indianapolis, IN 46268

Check Box(es) that Apply: [ ] Promoter [X] Beneficial Owner [X] Executive Officer [X] Director/ Manager [ ] General and/or Managing Partner

Full Name (Last name first, if individual)

Dreikorn, Barry A., Phd

Business or Residence Address (Number and Street, City, State, Zip Code)

8496 Georgetown Road, Indianapolis, IN 46268

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [X] Executive Officer [ ] Director/ Manager [ ] General and/or Managing Partner

Full Name (Last name first, if individual)

Small, Derek A.

Business or Residence Address (Number and Street, City, State, Zip Code)

8496 Georgetown Road, Indianapolis, IN 46268

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [X] Director/ Manager [ ] General and/or Managing Partner

Full Name (Last name first, if individual)

Michael, Ronald, M.D.

Business or Residence Address (Number and Street, City, State, Zip Code)

1618 Waterberry Drive, Bourbonnais, IL 60914

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [X]Director/ Manager [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Zavaleta, Raul

Business or Residence Address (Number and Street, City, State, Zip Code)
475 West 91st Street, Indianapolis, IN 46260

Check Box(es) that Apply: [ ] Promoter [x] Beneficial Owner [ ] Executive Officer [X]Director/ Manager [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Chris Garlich

Business or Residence Address (Number and Street, City, State, Zip Code)
12800 Corporate Hill Drive, Suite 300, St. Louis, MO 63117

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [X] Executive Officer [X]Director/ Manager [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Ronald D. Henriksen

Business or Residence Address (Number and Street, City, State, Zip Code)
8496 Georgetown Road, Indianapolis, IN 46268

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [ ]Director/ Manager [ ] General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [ ]Director/ Manager [ ] General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

B. INFORMATION ABOUT OFFERING

	Yes	No
1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering ... Answer also in Appendix, Column 2, if filing under ULOE.	[ ]	[x]

2. What is the minimum investment that will be accepted from any individual? ... $ 100,000(*)
(*) The Company in its discretion may accept subscriptions of less than $100,000.

	Yes	No
3. Does the offering permit joint ownership of a single unit? ...	[x]	[ ]

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box [ ] and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$ 2,500,000	$ 2,325,000
Equity	$ 0	$ 0
[ ] Common [ ] Preferred		
Convertible Securities (including warrants) Warrants to Purchase Common Shares	$ 1,875,000	$ 0
Partnership Interests	$ 0	$ 0
Other (Specify)	$ 0	$ 0
Total	$ 4,375,000	$ 2,325,000

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amount of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	11	$ 2,325,000
Non-accredited Investors	0	$ 0
Total (for filings under Rule 504 only)		$

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C - Question 1.

Type of offering	Type of Security	Dollar Amount Sold
Rule 505	N/A	$
Regulation A	N/A	$
Rule 504	N/A	$
Total	N/A	$

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	[ ]	$
Printing and Engraving Costs	[ ]	$
Legal Fees	[x]	$ 18,000
Accounting Fees	[ ]	$
Engineering Fees	[ ]	$
Sales Commissions (specify finders' fees separately)	[ ]	$
Other Expenses (identify) **miscellaneous expenses**	[ ]	$
Total	[x]	$ 18,000

b. Enter the difference between the aggregate offering price given in response to Part C - Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceeds to the issuer." [x] $ 4,357,000

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Question 4.b above.

	Payments to Officers, Directors, & Affiliates	Payments To Others
Salaries and fees	[X] $ 400,000	[X] $ 200,000
Purchase of real estate	[ ] $	[ ] $
Purchase, rental or leasing and installation of machinery and equipment	[ ] $	[X] $ 150,000
Construction or leasing of plant buildings and facilities	[ ] $	[ ] $
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	[ ] $	[ ] $
Repayment of indebtedness	[ ] $	[ ] $
Working capital	[ ] $	[X] $3,607,000
Other (specify):	[ ] $	[ ] $
	[ ] $	[ ] $
Column Totals	[X] $ 400,000	[X] $ 3,957,000
Total Payments Listed (column totals added)	[x] $ 4,357,000	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
Semafore Pharmaceuticals, Inc.	[signature]	February 14, 2005
Name of Signer (Print or Type)	**Title of Signer (Print or Type)**	
Joseph R. Garlich, PhD	President	